Lease commitments (Analysis of Leased Assets Under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Class of property
Less - Accumulated depreciation	¥ (30,016)	¥ (30,853)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	17,339	18,298
Building
Class of property
Capital leased assets, gross	18,519	17,934
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 28,836	¥ 31,217